Commitments and Contingencies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 8 - Commitments and Contingencies

Leases: The Company leases office space under a non-cancelable operating lease with Capital Partners Industrial Fund I, LLLP that expires in March 2022. In August 2018, the Company entered into a Third Amendment to the lease, extending the term of the lease from March 31, 2019 to March 31, 2022. Beginning on April 1, 2019, the annual base rent shall be $9.00 per square foot, subject to annual increases of $0.25 per square foot.  Rent expense is recognized using the straight-line method over the term of the lease.

Employee Retirement Plan: The Company has a 401(k)-profit sharing plan that provides retirement benefit to substantially all full-time U.S. employees. Eligible employees may contribute a percentage of their annual compensation, subject to Internal Revenue Service limitations, with the Company matching a portion of the employee’s contributions at the discretion of the Company.

Contingent Consideration: As part of the acquisition of the Aquadex Business from Baxter in August 2016, the Company agreed that if it disposes of any of the Aquadex assets for a price that exceeds $4.0 million within three years of the closing, it will pay Baxter 40% of the amount of such excess. In addition, it also agreed that if shares of its common stock cease to be publicly traded on the Nasdaq Capital Market, Baxter has the option to require the Company to repurchase, in cash, all or any part of the common shares held by Baxter at a price equal to their fair market value, as determined by a third-party appraiser.

Note 10—Commitments and Contingencies

Leases

The Company leases office space under a non-cancelable operating lease that expires in March 2019. The lease contains provisions for future annual inflationary adjustments. Rent expense is recognized using the straight-line method over the term of the lease.

The Company leases office equipment under non-cancelable operating leases that expire at various times through February 2019.

Rent expense related to operating leases was approximately $290,000, and $286,000 for the years ended December 31, 2017 and 2016, respectively. Future minimum lease payments under non-cancelable operating leases as of December 31, 2017, were approximately $212,000, $60,000, $7,000, $0, and $0 for each of the years ended December 31, 2018, through 2022, respectively.

Employee Retirement Plan

The Company has a 401(k) profit sharing plan that provides retirement benefit to substantially all full-time U.S. employees. Eligible employees may contribute a percentage of their annual compensation, subject to Internal Revenue Service limitations, with the Company matching a portion of the employee’s contributions at the discretion of the Company. Matching contributions totaled $138,000 and $122,000 for the years ended December 31, 2017 and 2016, respectively.

Inventory Purchase Commitments

In connection with the acquisition of the Aquadex Business, the Company entered into a manufacturing and supply agreement with Baxter that was to expire within a period not to exceed 18 months from the close of the transaction. In May 2017, the Company notified Baxter to cease the manufacturing of the Aquadex product line as of June 30, 2017. In connection with this notification, the Company agreed to purchase the remaining Aquadex inventory, which consists mainly of raw materials priced at cost, through February 2018, for a total of $2.4 million. As of December 31, 2017, the Company had purchased and paid $1.2 million of this inventory and $1.2 million remained to be purchased.

Contingent Consideration

As described on Note 2, the Company agreed that if it disposes of any of the Aquadex assets for a price that exceeds $4.0 million within three years of the closing, it will pay Baxter 40% of the amount of such excess. In addition, it also agreed that if shares of its common stock cease to be publicly traded on Nasdaq, Baxter has the option to require the Company to repurchase, in cash, all or any part of the common shares held by Baxter at a price equal to their fair market value, as determined by a third-party appraiser.